OMB APPROVAL
OMB Number: 3235-0582
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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number      811-21750

Kayne Anderson Energy Total Return Fund, Inc.
(Exact name of registrant as specified in charter)

717 Texas Avenue, Suite 3100 Houston, Texas	77002
(Address of principal executive offices)	(Zip code)

David J. Shladovsky, Esq. KA Fund Advisors, LLC 1800 Avenue of the Stars, Second Floor Los Angeles, California 90067
(Name and address of agent for service)

Registrant's telephone number, including area code:     (310) 284-6438

Date of fiscal year end:          November 30

Date of reporting period:        July 1, 2010 - June 30, 2011

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  PROXY VOTING RECORD.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Kayne Anderson Energy Total Return Fund, Inc.

By (Signature and Title)*		/s/ Kevin S. McCarthy
Kevin S. McCarthy,
Date	August 15, 2011	Chairman of the Board of Directors, President and Chief Executive Officer

* Print the name and title of each signing officer under his or her signature.

Item 1 – Proxy Voting Record – Attached on behalf of Kayne Anderson Energy Total Return Fund, Inc.

Issuer	Symbol	CUSIP	Meeting Date	Matter:	Proposed by (I)ssuer or (S)hrhldr	Vote Cast?	How Voted	For/Against Mgmt
CAPITAL PRODUCT PARTNERS L.P.	CPLP	Y11082107	7/22/2010	ELECT:	I	YES	FOR	FOR
CLASS III DIRECTOR UNTIL THE 2013 ANNUAL MEETING NOMINEE: A. KEITH FORMAN

				ELECT:	I	YES	FOR	FOR
CLASS III DIRECTOR UNTIL THE 2013 ANNUAL MEETING NOMINEE: A. EVANGELOS G. BAIRACTARIS

DIANA SHIPPING INC.	DSX	Y2066G104	8/4/2010	ELECT:	I	YES	FOR	FOR
WILLIAM (BILL) LAWES
KONSTANTINOS PSALTIS

				APPROVE:	I	YES	FOR	FOR
APPOINTMENT OF ERNST & YOUNG (HELLAS) AS THE COMPANY'S INDEPENDENT AUDITORS FOR THE FY ENDING DECEMBER 31, 2010

WESTSHORE TERMINALS INCOME FUND	WTSHF	960911105	11/4/2010	PASS:
				SPECIAL RESOLUTION APPROVING A PLAN OF ARRANGEMENT FOR A RESTRUCTURING OF THE FUND AS A CORPORATION, ALL AS MORE SPECIFICALLY DESCRIBED IN THE INFORMATION CIRCULAR DATED OCTOBER 5, 2010	I	YES	FOR	FOR

FRONTLINE LTD.	FRO	G3682E127	9/24/2010	ELECT:
				JOHN FREDRIKSEN AS DIRECTOR OF THE COMPANY	I	YES	FOR	FOR
				KATE BLANKENSHIP AS A DIRECTOR OF THE COMPANY	I	YES	FOR	FOR
				FRIXOS SAVVIDES AS A DIRECTOR OF THE COMPANY	I	YES	FOR	FOR
				W.A. TONY CURRY AS A DIRECTOR OF THE COMPANY	I	YES	FOR	FOR
				CECILIE FREDRIKSEN AS A DIRECTOR OF THE COMPANY IN PLACE OF KATHERINE FREDRIKSEN WHO IS NOT STANDING FOR RE-ELECTION	I	YES	FOR	FOR

RE-APPOINT:
				PRICEWATERHOUSECOOPER AS OF OSLO, NORWAY AS AUDITORS AND TO AUTHORIZE THE DIRECTORS TO DETERMINE THEIR REMUNERATION	I	YES	FOR	FOR

APPROVE:
				REMUNERATION OF THE COMPANY'S BOARD OF DIRECTORS OF A TOTAL AMOUNT OF FEES NOT TO EXCEED US$450,000 FOR THE YEAR ENDED DECEMBER, 31, 2010	I	YES	FOR	FOR

KNIGHTSBRIDGE TANKERS LIMITED	VLCCF	G5299G106	9/24/2010	ELECT:
				OLA LORENTZON AS DIRECTOR OF THE COMPANY	I	YES	FOR	FOR
				DOUGLAS C. WOLCOTT AS A DIRECTOR OF THE COMPANY	I	YES	FOR	FOR
				DAVID M. WHITE AS A DIRECTOR OF THE COMPANY	I	YES	FOR	FOR
				HANS PETTER AAS AS A DIRECTOR OF THE COMPANY	I	YES	FOR	FOR
				HERMAN BILLUNG AS A DIRECTOR OF THE COMPANY TO FILL THE VACANCY CURRENTLY EXISTING ON THE BOARD	I	YES	FOR	FOR

APPOINT:
				PRICEWATERCOOPERS AS THE COMPANY'S INDEPENDENT AUDITORS AND TO AUTHORIZE THE BOARD OF DIRECTORS TO DETERMINE THEIR REMUNERATION	I	YES	FOR	FOR

APPROVE:
				THE COMPANY'S BOARD OF DIRECTORS OF A TOTAL AMOUNT OF FEES NOT TO EXCEED US$500,000 FOR THE YEAR ENDED DECEMBER 31, 2010	I	YES	FOR	FOR

MASSEY ENERGY COMPANY	MEE	576206106	10/6/2010	APPROVE:	I	YES	FOR	FOR
PROPOSAL TO AMEND AND RESTATE OUR RESTATED CERTIFICATE OF INCORPORATION IN ORDER TO DECLASSIFY OUR BOARD

				APPROVE:	I	YES	FOR	FOR
PROPOSAL TO AMEND AND RESTATE OUR RESTATED CERTIFICATE OF INCORPORATION IN ORDER TO ELIMINATE CUMULATIVE VOTING

				APPROVE:	I	YES	FOR	FOR
PROPOSAL TO AMEND AND RESTATE OUR RESTATED CERTIFICATE OF INCORPORATION IN ORDER TO REMOVE SUPERMAJORITY VOTE PROVISIONS RELATED TO STOCKHOLDER AMENDMENT OF BYLAWS

				APPROVE:	I	YES	FOR	FOR

PROPOSAL TO AMEND AND RESTATE OUR RESTATED CERTIFICATE OF INCORPORATION IN ORDER TO REMOVE SUPERMAJORITY VOTE PROVISION RELATED TO STOCKHOLDER APPROVAL OF BUSINESS COMBINATIONS WITH A MORE THAN 5% STOCKHOLDER

				APPROVE:	I	YES	FOR	FOR
PROPOSAL TO AMEND AND RESTATE OUR RESTATED CERTIFICATE OF INCORPORATION IN ORDER TO REMOVE THE PROHIBITION OF THE RIGHT OF STOCKHOLDERS TO REQUEST SPECIAL MEETINGS OF STOCKHOLDERS

				APPROVE:	I	YES	FOR	FOR
PROPOSAL TO AMEND AND RESTATE OUR RESTATED CERTIFICATE OF INCORPORATION TO INCREASE AUTHORIZED SHARES OF COMMON STOCK FROM 150,000,000 TO 300,000,000 SHARES

COPANO ENERGY, L.L.C.	CPNO	217202100	11/17/2010	APPROVE:	I	YES	FOR	FOR

CHANGES TO THE TERMS OF SERIES A CONVERTIBLE PREFERRED UNITS TO PROVIDE FOR FULL VOTING RIGHTS FOR SUCH UNITS AND FULL CONVERTIBILITY OF SUCH UNITS INTO COMMON UNITS ON A ONE-FOR-ONE BASIS AND THE ISSUANCE OF ADDITIONAL COMMON UNITS UPON CONVERSION OF SERIES A CONVERTIBLE PREFERRED UNITS

PENN VIRGINIA GP HOLDINGS, L.P.	PVG	70788P105	2/16/2011	CONSIDER AND VOTE:	I	YES	FOR	FOR

ON THE APPROVAL AND ADOPTION OF (A) THE AGREEMENT AND PLAN OF MERGER BY AND AMONG PENN VIRGINIA RESOURCE PARTNERS, L.P., PENN VIRGINIA RESOURCE G.P., LLC, PVR RADNOR, LLC, PENN VIRGINIA GP HOLDINGS, L.P. AND PVG GP, LLC, THE GENERAL PARTNER OF HOLDINGS, (B) MERGER & (C) TRANSACTIONS CONTEMPLATED THEREBY, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

				CONSIDER AND VOTE:	I	YES	FOR	FOR

UPON ANY PROPOSAL THAT MAY BE PRESENTED TO ADJOURN THE PARTNERSHIP SPECIAL MEETING TO A LATER DATE, IF NECESSARY, TO SOLICIT ADDITIONAL PROXIES IN THE EVENT THAT THERE ARE INSUFFICIENT VOTES IN FAVOR OF ANY OF THE FOREGOING PROPOSALS

PENN VIRGINIA RESOURCE PARTNERS, L.P.	PVR	707884102	2/16/2011	CONSIDER AND VOTE:	I	YES	FOR	FOR

ON THE APPROVAL AND ADOPTION OF (A) THE AGREEMENT AND PLAN OF MERGER BY AND AMONG PENN VIRGINIA RESOURCE PARTNERS, L.P., PENN VIRGINIA RESOURCE G.P., LLC, PVR RADNOR, LLC, PENN VIRGINIA GP HOLDINGS, L.P. AND PVG GP, LLC, THE GENERAL PARTNER OF HOLDINGS, (B) MERGER & (C) TRANSACTIONS CONTEMPLATED THEREBY, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

				CONSIDER AND VOTE:	I	YES	FOR	FOR
UPON THE APPROVAL AND ADOPTION OF THE FOURTH AMENDED AND RESTATED AGREEMENT OF LIMITED PARTNERSHIP OF THE PARTNERSHIP

				CONSIDER AND VOTE:	I	YES	FOR	FOR

UPON ANY PROPOSAL THAT MAY BE PRESENTED TO ADJOURN THE PARTNERSHIP SPECIAL MEETING TO A LATER DATE, IF NECESSARY, TO SOLICIT ADDITIONAL PROXIES IN THE EVENT THAT THERE ARE INSUFFICIENT VOTES IN FAVOR OF ANY OF THE FOREGOING PROPOSALS

MAGELLAN MIDSTREAM PARTNERS L.P.	MMP	559080106	4/27/2011	ELECT:	I	YES	FOR	FOR
JAMES C. KEMPNER
MICHAEL N. MEARS
JAMES R. MONTAGUE

				AMEND:	I	YES	FOR	FOR
LONG TERM INCENTIVE PLAN

				VOTE:	I	YES	FOR	FOR
ON EXECUTIVE COMPENSATION

				VOTE:	I	3 YEAR	AGAINST	1 YEAR
FREQUENCY OF VOTE TO APPROVE COMPENSATION OF EXECUTIVES

SPECTRA ENERGY CORP	SE	847560109	4/19/2011	ELECT:	I	YES	FOR	FOR
WILLIAM T. ESREY
GREGORY L. EBEL
AUSTIN A. ADAMS
PAUL M. ANDERSON
PAMELA L. CARTER'
F. ANTHONY COMPER
PETER B. HAMILTON
DENNIS R. BENDRIX
MICHAEL MCSHANE
JOSEPH H. NETHERLAND
MICHAEL E.J. PHELPS

				RATIFY:	I	YES	FOR	FOR
DELOITTE & TOUCHE LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FY11

				APPROVE:	I	YES	FOR	FOR
SPECTRA ENERGY CORP 2007 LONG-TERM INCENTIVE PLAN, AS AMENDED AND RESTATED

				APPROVE:	I	YES	FOR	FOR
SPECTRA ENERGY CORP. EXECUTIVE SHORT-TERM INCENTIVE PLAN, AS AMENDED AND RESTATED

				APPROVE:	I	YES	FOR	FOR
VOTE ON EXECUTIVE COMPENSATION

				APPROVE:	I	YES	FOR	FOR
VOTE ON THE FREQUENCY OF HOLDING AN ADVISORY VOTE ON EXECUTIVE COMPENSATION

				PROPOSAL:	S	YES	AGAINST	FOR
DIRECTOR ELECTION MAJORITY VOTE STANDARD

CENTERPOINT ENERGY, INC.	CNP	15189T107	4/21/2011	ELECT:	I	YES	FOR	FOR
DONALD R. CAMPBELL
MILTON CARROLL
O. HOLCOMBE CROSSWELL
MICHAEL P. JOHNSON
JANIECE M. LONGORIA
DAVID M. MCCLANAHAN
SUSAN O. RHENEY
R. A. WALKER
PETER S. WAREING
SHERMAN M. WOLFF

				RATIFY:	I	YES	FOR	FOR
APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT AUDITORS FOR 2011

				APPROVE:	I	YES	FOR	FOR
ADVISORY RESOLUTION ON EXECUTIVE COMPENSATION

				APPROVE:	I	1 YEAR	FOR	1 YEAR
VOTE ON THE FREQUENCY OF FUTURE ADVISORY SHAREHOLDER VOTES ON EXECUTIVE COMPENSATION - 1 YEAR RECOMMENDED'

				APPROVE:	I	YES	FOR	FOR
THE MATERIAL TERMS OF THE PERFORMANCE GOALS OF THE SHORT TERM INCENTIVE PLAN

				APPROVE:	I	YES	FOR	FOR
AMENDMENT TO THE STOCK PLAN FOR OUTSIDE DIRECTORS

EL PASO CORPORATION	EP	28336L109	5/17/2011	ELECT:	I	YES	FOR	FOR
JUAN CARLOS BRANIFF
DAVID W. CRANE
DOUGLAS L. FOSHEE
ROBERT W. GOLDMAN
ANTHONY W. HALL, JR.
THOMAS R. HIX
FERRELL P. MCCLEAN
TIMOTHY J. PROBERT
STEVEN J. SHAPRIO
J. MICHAEL TALBERT
ROBERT F. VAGT
JOHN L. WHITMIRE

				APPROVE:	I	YES	FOR	FOR
ADVISORY VOTE ON EXECUTIVE COMPENSATION

				APPROVE:	I	1 YEAR	FOR	1 YEAR
ADVISORY VOTE ON THE FREQUENCY OF THE ADVISORY VOTE ON EXECUTIVE COMPENSATION

				RATIFY:	I	YES	FOR	FOR
ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

ONEOK, INC.	OKE	682680103	5/25/2011	ELECT:	I	YES	FOR	FOR
JAMES C. DAY
JULE H. EDWARDS
WILLIAM L. FORD
JOHN W. GIBSON
BERT H. MACKIE
JIM W. MOGG
PATTYE L. MOORE
GARY D. PARKER
EDUARDO A. RODRIGUEZ
GERAL B. SMITH
DAVID J. TIPPECONNIC

				RATIFY:	I	YES	FOR	FOR
PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR YE DEC 31, 2011

				APPROVE:	I	YES	FOR	FOR
ADVISORY VOTE ON EXECUTIVE COMPENSATION

APPROVE:
				ADVISORY VOTE ON THE FREQUENCY OF HOLDING THE ADVISORY VOTE ON EXECUTIVE COMPENSATION	I	1 YEAR	FOR	1 YEAR

PEABODY ENERGY CORPORATION	BTU	704549104	5/3/2011	ELECT:	I	YES	FOR	FOR
GREGORY H. BOYCE
WILLIAM A. COLEY
WILLIAM E. JAMES
ROBERT B. KARN III
M. FRANCES KEETH
HENRY E. LENTZ
ROBERT A. MALONE
WILLIAM C. RUSNACK
JOHN F. TURNER
SANDRA A. VAN TREASE
ALAN H. WASHKOWITZ

				RATIFY:	I	YES	FOR	FOR
APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

				APPROVE:	I	YES	FOR	FOR
ADVISORY VOTE ON EXECUTIVE COMPENSATION

				APPROVE:	I	2 YEARS	AGAINST	1 YEAR
ADVISORY VOTE ON THE FREQUENCY OF FUTURE ADVISORY VOTES ON EXECUTIVE COMPENSATION

				APPROVE:	I	YES	FOR	FOR
PEABODY'S 2011 LONG-TERM EQUITY INCENTIVE PLAN

ARCH COAL, INC.	ACI	039380100	4/28/2011	ELECT:	I	YES	FOR	FOR
JAMES R. BOYD
JOHN W. EAVES
DAVID D. FREUDENTHAL
DOUGLAS H. HUNT
J. THOMAS JONES
A. MICHAEL PERRY
PETER I. WOLD

				RATIFY:	I	YES	FOR	FOR
APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

				APPROVE:	I	YES	FOR	FOR
EXECUTIVE COMPENSATION IN ADVISORY VOTE

				APPROVE:	I	1 YEAR	FOR	1 YEAR
ADVISORY VOTE ON FREQUENCY OF SAY-ON-PAY VOTES

CONSOL ENERGY INC.	CNX	20854P109	5/4/2011	ELECT:	I	YES	FOR	FOR
J. BRETT HARVEY
JOHN WHITMIRE
PHILIP W. BAXTER
JAMES E. ALTMEYER, SR.
WILLIAM E. DAVIS
RAJ K. GUPTA
PATRICIA A. HAMMICK
DAVID C. HARDESTY, JR.
JOHN T. MILLS
WILLIAM P. POWELL
JOSEPH T. WILLIAMS

				RATIFY:	I	YES	FOR	FOR
ANTICIPATED SELECTION OF INDEPENDENT AUDITOR: ERNST & YOUNG LLP

				APPROVE:	I	YES	FOR	FOR
ADVISORY VOTE ON EXECUTIVE COMPENSATION

				APPROVE:	I	2 YEARS	AGAINST	1 YEAR
ADVISORY VOTE ON THE FREQUENCY OF FUTURE ADVISORY VOTES ON EXECUTIVE COMPENSATION

PATRIOT COAL CORPORATION	PCX	70336T104	5/12/2011	ELECT:	I	YES	FOR	FOR
J. JOE ADDRJAN
JANECE M. LONGORIA
MICHAEL M. SCHARF

				RATIFY:	I	YES	FOR	FOR
APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

				APPROVE:	I	YES	FOR	FOR
COMPENSATION OF THE NAMED EXECUTIVE OFFICERS AS DISCLOSED IN THE PATRIOT COAL CORPORATION PROXY STATEMENT

				APPROVE:	I	1 YEAR	FOR	1 YEAR
WHETHER THE STOCKHOLDER VOTE TO APPROVE THE COMPENSATION OF THE NAMED EXECUTIVE OFFICERS SHOULD OCCUR EVERY

QUESTAR CORPORATION	STR	748356102	5/10/2011	ELECT:	I	YES	FOR	FOR
TERESA BECK
R.D. CASH
LAURENCE M. DOWNES
RONALD W. JIBSON
GARY G. MICHAEL
BRUCE A. WILLIAMSON

				RATIFY:	I	YES	FOR	FOR
SELECTION OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT AUDITOR

				VOTE:	I	YES	FOR	FOR
ADVISORY VOTE ON EXECUTIVE COMPENSATION

				RECOMMEND:	I	1 YEAR	FOR	1 YEAR
BY NON-BINDING VOTE, THE FREQUENCY OF EXECUTIVE COMPENSATION VOTES

BONAVISTA ENERGY CORPORATION	BNP.CN	09784Y108	5/5/2011	ELECT:	I	YES	FOR	FOR
DIRECTORS FOR THE ENSUING YEAR OF THE 8 NOMINEES PROPOSED BY MANAGEMENT IN THE COMPANY'S INFORMATION CIRCULAR-PROXY STATEMENT DATED MARCH 21, 2011

				APPOINT:	I	YES	FOR	FOR
KPMG LLP, CHARTERED ACCOUNTANTS, AS THE COMPANY'S AUDITORS AND TO AUTHORIZE THE DIRECTORS TO FIX THEIR REMUNERATION AS SUCH

SEMPRA ENERGY	SRE	816851109	5/13/2011	ELECT:	I	YES	FOR	FOR
ALAN L. BOECKMANN
JAMES G. BROCKSMITH JR.
DONALD E. FELSINGER
WILFORD D. GODBOLD JR.
WILLIAM D. JONES
WILLIAM G. OUCHI
CARLOS RUIZ
WILLIAM C. RUSNACK WILLIAM P. RUTLEDGE
LYNN SCHENK
MEAN E. SCHMALE
LUIS M. TELLEZ

				RATIFY:	I	YES	FOR	FOR
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

				APPROVE:	I	YES	FOR	FOR
ADVISORY VOTE ON EXECUTIVE COMPENSATION

APPROVE:
				ADVISORY VOTE ON THE FREQUENCY OF ADVISORY VOTES ON EXECUTIVE COMPENSATION	I	1 YEAR	FOR	1 YEAR

				APPROVE:	S	YES	AGAINST	AGAINST
SHAREHOLDER PROPOSAL TO ALLOW SHAREHOLDERS ACTION BY WRITTEN CONSENT

				APPROVE:	S	YES	AGAINST	AGAINST
SHAREHOLDER PROPOSAL REGARDING RETIREMENT BENEFITS

				APPROVE:	S	YES	AGAINST	AGAINST
SHAREHOLDER PROPOSAL REGARDING SUSTAINABILITY

PROVIDENT ENERGY LTD.	PVX	74386V100	5/11/2011	ELECT:	I	YES	FOR	FOR
JOHN B. ZAOZIRNY
GRANT D. BELLING
DOUGLAS J. HAUGHEY
HUGH A. FERGUSSON
RANDALL J. FINDLAY
NORMAN R. GISH
BRUCE R. LIBIN
M.H. (MIKE) SHAIKH
JEFFREY T. SMITH

				RE-APPOINT:	I	YES	FOR	FOR
PRICEWATERHOUSECOOPERS LLP AS THE AUDITORS OF THE CORPORATION FOR A TERM EXPIRING AT THE CLOSE OF THE NEXT ANNUAL MEETING OF SHAREHOLDERS

GENCO SHIPPING & TRADING LIMITED	GNK	Y2685T107	5/12/2011	ELECT:
				PETER C. GEORGIOPOULOS	I	YES	FOR	WITHHOLD
				STEPHEN A. KAPLAN	I	YES	FOR	FOR

				RATIFY:	I	YES	FOR	FOR
THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE INDEPENDENT AUDITORS OF GENCO FOR THE FY ENDING DECEMBER 31, 2011

				APPROVE:	I	YES	FOR	FOR
NON-BINDING ADVISORY RESOLUTION REGARDING COMPENSATION OF GENCO'S NAMES EXECUTIVE OFFICERS

				RECOMMEND:	I	3 YEAR	AGAINST	1 YEAR
BY NON-BINDING VOTE, THE FREQUENCY OF EXECUTIVE COMPENSATION VOTES

NISOURCE INC.	NI	65473P105	5/10/2011	ELECT:	I	YES	FOR	FOR
RICHARD A. ABDOO
STEVEN C. BEERING
MICHAEL E. JESANIS
MARTY R. KITTRELL
W. LEE NUTTER
DEBORAH S. PARKER
IAN M. ROLLAND
ROBERT C. SKAGGS, JR.
RICHARD L. THOMPSON
CAROLYN Y. WOO

				RATIFY:	I	YES	FOR	FOR
APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS

				CONSIDER:	I	YES	FOR	FOR
ADVISORY VOTE ON EXECUTIVE COMPENSATION

				CONSIDER:	I	1 YEAR	FOR	1 YEAR
ADVISORY VOTE ON THE FREQUENCY OF THE ADVISORY VOTE ON EXECUTIVE COMPENSATION

				CONSIDER:	S	YES	AGAINST	FOR
STOCKHOLDER PROPOSAL REGARDING STOCKHOLDER ACTION BY WRITTEN CONSENT

BALTIC TRADING LIMITED	BALT	Y0553W103	5/12/2011	ELECT:
				PETER C. GEORGIOPOULOS	I	YES	FOR	WITHHOLD
				BASIL G. MAVROLEON	I	YES	FOR	FOR

				RATIFY:	I	YES	FOR	FOR
THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE INDEPENDENT AUDITORS OF BALTIC TRADING FOR THE FY ENDING DECEMBER 31, 2011

				APPROVE:	I	YES	FOR	FOR
NON-BINDING, ADVISORY RESOLUTION REGARDING COMPENSATION OF BALTIC TRADING'S NAMED EXECUTIVE OFFICERS

				RECOMMEND:	I	3 YEAR	AGAINST	1 YEAR
BY NON-BINDING VOTE, THE FREQUENCY OF EXECUTIVE COMPENSATION VOTES

ENERPLUS CORPORATION	ERF	B584T89	5/13/2011	ELECT:	I	YES	FOR	FOR
EDWIN V. DODGE
ROBERT B. HODGINS
GORDON J. KERR
DOUGLAS R. MARTIN
DAVID P. O'BRIEN
ELLIOTT PEW
GELN D. ROANE
W.C. (MIKE) SETH
DONALD T. WEST
HARRY B. WHEELER
CLAYTON H. WOITAS
ROBER TL. ZORICH'

				APPOINT:	I	YES	FOR	FOR
DELOITTE & TOUCHE LLP, CHARTERED ACCOUNTANTS, AS AUDITORS OF THE CORPORATION

BUCKEYE PARTNERS, L.P.	BPL	118230101	6/7/2011	ELECT:	I	YES	FOR	FOR
FORREST E. WYLIE
JOSEPH A. LASALA, JR.
MARTIN A. WHITE

				RATIFY:	I	YES	FOR	FOR
DELOITTE & TOUCHE LLP

				VOTE:	I	YES	FOR	FOR
ADVISORY RESOLUTION ON EXECUTIVE COMPENSATION

				VOTE:	I	3 YEAR	FOR	3 YEAR
FREQUENCY OF FUTURE ADVISORY VOTES ON EXECUTIVE COMPENSATION

THE WILLIAMS COMPANIES, INC.	WMB	969457100	5/19/2011	ELECT:	I	YES	FOR	FOR
ALAN S. ARMSTRONG
JOSEPH R. CLEVELAND
JUANTIA H. HINSHAW
FRANK T. MACINNIS
JANICE D. STONEY
LAURA A. SUGG

				RATIFY:	I	YES	FOR	FOR
ERNST & YOUNG LLP AS AUDITORS FOR 2011

				VOTE:	I	YES	FOR	FOR
ADVISORY VOTE ON EXECUTIVE COMPENSATION

				VOTE	I	1 YEAR	FOR	1 YEAR
ON THE FREQUENCY OF FUTURE ADVISORY VOTES ON EXECUTIVE COMPENSATION

NORTHLAND POWER INC.	NPI.TO	666511100	5/26/2011	ELECT:	I	YES	FOR	FOR
JAMES C. TEMERTY C.M.
PIERRE R. GLOUTNEY
JOHN N. TURNER, Q.C.
MARIE BOUNTRIGIANNI
V. PETER HARDER
LINDA L. BERTOLDI
SEAN DURFY

				FIX:	I	YES	FOR	FOR
NUMBER OF DIRECTORS OF THE CORPORATION TO BE ELECTED AT THE MEETING AND EMPOWERING THE DIRECTORS THEREAFTER TO DETERMINE THE NUMBER BY RESOLUTION OF THE DIRECTORS

				REAPPOINT:	I	YES	FOR	FOR
ERNST & YOUNG LLP AS AUDITORS OF THE CORPORATION

PENN VIRGINIA RESOURCE PARTNERS, L.P.	PVR	707884102	6/22/2011	ELECT:	I	YES	FOR	FOR
EDWARD B. CLOUES, II
JAMES L. GARDNER
ROBERT J. HALL
THOMAS W. HOFMANN
JAMES R. MONTAGUE
MARSHA R. PERELMAN
WILLIAM H. SHEA, JR.
JOHN C. VAN RODEN, JR.
JONATHAN B. WELLER

				APPROVE:	I	YES	FOR	FOR
BY ADVISORY (NON-BINDING) VOTE, EXECUTIVE COMPENSATION

				RECOMMEND:	I	1 YEAR	AGAINST	3 YEARS
BY ADVISORY (NON-BINDING) VOTE, THE FREQUENCY OF FUTURE ADVISORY VOTES ON EXECUTIVE COMPENSATION

ALPHA NATURAL RESOURCES, INC.	ANR	02076X102	5/19/2011	ELECT:	I	YES	FOR	FOR
MICHAEL J. QUILLEN
WILLIAM J. CROWLEY, JR.
KEVIN S. CRUTCHFIELD
E. LINN DRAPER, JR.
GLENN A. EISENBERG
P. MICHAEL GIFTOS
JOEL RICHARDS, III
JAMES F. ROBERTS
TED G. WOOD

				APPROVE:	I	YES	FOR	FOR
ADVISORY VOTE ON EXECUTIVE COMPENSATION

				APPROVE:	I	3 YEAR	AGAINST	1 YEAR
ADVISORY VOTE ON FREQUENCY OF FUTURE ADVISORY VOTES ON EXECUTIVE COMPENSATION

				RATIFY:	I	YES	FOR	FOR
KPMG LLP AS ALPHA'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FY ENDING DECEMBER 31, 2011

				APPROVE:	S	YES	AGAINST	AGAINST
STOCKHOLDER PROPOSAL REGARDING POLLUTION

MARKWEST ENERGY PARTNERS, L.P.	MWE	570759100	6/1/2011	ELECT:	I	YES	FOR	FOR
FRANK M. SEMPLE
DONALD D. WOLF
KEITH E. BAILEY
MICHAEL L. BEATTY
CHARLES K. DEMPSTER
DONALD C. HEPPERMANN
WILLIAM A. KELLSTROM
ANNE E. FOX MOUNSEY
WILLIAM P. NICOLETTI

				APPROVE:	I	YES	FOR	FOR
ON AN ADVISORY BASIS THE COMPENSATION OF THE PARTNERSHIP'S NAMED EXECUTIVE OFFICERS AS DESCRIBED IN THE PARTNERSHIP'S PROXY STATEMENT FOR THE 2011 ANNUAL MEETING OF COMMON UNITHOLDERS

				RECOMMEND:	I	3 YEARS	FOR	3 YEARS
ON AN ADVISORY BASIS, THE FREQUENCY OF THE ADVISORY VOTE ON THE COMPENSATION OF THE PARTNERSHIP'S NAMED EXECUTIVE OFFICERS

				RATIFY:	I	YES	FOR	FOR
DELOITTE & TOUCHE LLP AS THE PARTNERSHIP'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR THE FY ENDING DECEMBER 31, 2011

ALPHA NATURAL RESOURCES, INC.	ANR	02076X102	6/1/2011	APPROVE:	I	YES	FOR	FOR

AMENDMENT TO ALPHA'S CERTIFICATE OF INCORPORATION AS DESCRIBED IN AND ATTACHED AS ANNEX B TO THE JOINT PROXY STATEMENT/PROSPECTUS, PURSUANT TO WHICH ALPHA WILL BE AUTHORIZED TO ISSUE UP TO 400,000,000 SHARES OF COMMON STOCK, PAR VALUE $.01 PER SHARE

				APPROVE:	I	YES	FOR	FOR

ISSUANCE OF SHARES OF ALPHA COMMON STOCK, PAR VALUE $.01 PER SHARE, TO STOCKHOLDERS OF MASSEY ENERGY COMPANY PURSUANT TO THE MERGER AGREEMENT, DATED JANUARY 28, 2011, AMONG ALPHA, MOUNTAIN MERGER SUB, INC., AND MASSEY

				APPROVE:	I	YES	FOR	FOR

ADJOURNMENTS OF THE ALPHA SPECIAL MEETING IF NECESSARY OR APPROPRIATE, INCLUDING TO PERMIT FURTHER SOLICITATION OF PROXIES IF THERE ARE NOT SUFFICIENT VOTES AT THE TIME OF THE ALPHA SPECIAL MEETING TO APPROVE ONE OR BOTH OF THE PROPOSALS DESCRIBED ABOVE

DHT HOLDINGS, INC.	DHT	Y2065G105	6/14/2011	ELECT:	I	YES	FOR	FOR
EINAR MICHAEL STEIMLER
ROBERT N. COWEN

				AMEND:	I	YES	FOR	FOR
THE RESTATED ARTICLES OF INCORPORATION TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF DHT COMMON STOCK FROM 100,000,000 TO 125,000,000

				ESTABLISH:	I	YES	FOR	FOR
THE 2011 INCENTIVE COMPENSATION PLAN (THE "PLAN") WITH 2,000,000 SHARES OF DHT COMMON STOCK AVAILABLE FOR AWARDS UNDER THE PLAN

				RATIFY:	I	YES	FOR	FOR
APPOINTMENT OF ERNST & YOUNG AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FY ENDING DECEMBER 31, 2011

NAL ENERGY CORPORATION	NAE.TO	62875E101	5/25/2011	ELECT:	I	YES	FOR	FOR
WILLIAM J. EEUWES
DONALD R. INGRAM
KELVIN B. JOHNSTON
GORDON LACKENBAUER
IRVINE J. KOOP
BARRY D. STEWART
ANDREW B. WISWELL

				APPOINT:	I	YES	FOR	FOR
KPMG LLP AS AUDITORS OF THE CORPORATION FOR THE ENSUING YEAR AND AUTHORIZING THE DIRECTORS OF THE CORPORATION TO FIX THEIR REMUNERATION

CRESCENT POINT ENERGY CORP.	CPG.TO	225908102	5/30/2011	FIX:	I	YES	FOR	FOR
THE NUMBER OF DIRECTORS OF THE CORPORATION FOR THE ENSUING YEAR AT SEVEN (7)

				ELECT:	I	YES	FOR	FOR
PETER BANNISTER
PAUL COLBORNE
KENNEY F. CUGNET
D. HUGH GILLARD
GERALD A. ROMANZIN
SCOTT SAXBERG
GREGORY G. TURNBULL

				APPOINT:	I	YES	FOR	FOR
PRICEWATERHOUSECOOPERS LLP, CHARTERED ACCOUNTANTS, AS AUDITORS OF THE CORPORATION AND AUTHORIZE THE BOARD OF DIRECTORS OF THE CORPORATION TO FIX THEIR REMUNERATION AS SUCH

				PASS:	I	YES	FOR	FOR

WITH OR WITHOUT VARIATION, A RESOLUTION TO APPROVE AMENDMENTS TO THE CORPORATION'S ARTICLES TO ALLOW FOR ANNUAL MEETING TO BE HELD AT ANY PLACE WITHIN ALBERTA OR OUTSIDE OF ALBERTA, THE FULL TEXT OF WHICH IS SET FORTH IN THE INFORMATION CIRCULAR

				PASS:	I	YES	FOR	FOR

WITH OR WITHOUT VARIATION, A RESOLUTION TO APPROVE AMENDMENTS TO THE CORPORATION BY-LAWS TO MODERNIZE the by-laws by replacing the corporation's "long form" by-laws with "host form" by-laws, the full text of which is set forth in the accompanying information circular

MASSEY ENERGY COMPANY	MEE	576203106	6/1/2011	ADOPT:	I	YES	FOR	FOR

THE AGREEMENT AND PLAN OF MERGER, DATED AS OF JANUARY 28, 2011 BETWEEN ALPHA NATURAL RESOURCES, INC., MOUNTAIN MERGER SUB, INCL, A WHOLLY OWNED SUBSIDIARY OF ALPHA NATURAL RESOURCES INC. AND MASSEY ENERGY COMPANY, PURSUANT TO WHICH MOUNTAIN MERGER SUB, INC. WILL MERGE WITH AND INTO MASSEY ENERGY COMPANY

				APPROVE:	I	YES	FOR	FOR

ADJOURNMENTS OF THE SPECIAL MEETING, IF NECESSARY OR APPROPRIATE, INCLUDING TO PERMIT FURTHER SOLICITATION OF PROXIES IF THERE ARE NOT SUFFICIENT VOTES AT THE TIME OF THE SPECIAL MEETING TO ADOPT THE MERGER AGREEMENT

PENN WEST PETROLEUM LTD.	PWT.CN	707887105	6/8/2011	APPOINT:	I	YES	FOR	FOR
KPMG LLP, CHARTERED ACCOUNTANTS, AS AUDITOR OF PENN WEST FOR THE ENSUING YEAR

				ELECT:	I	YES	FOR	FOR
JAMES E. ALLARD
WILLAIM E. ANDREW
GEORGE H., BROOKMAN
JOHN A. BRUSSA
DARYL GILBERT
SHIRLEY A. MCCLELLAN
MURRAY R. NUNNS
FRANK POTTER
JACK SCHANCK
JAMES C. SMITH

WESTSHORE TERMINALS INVESTMENT CORPORATION	WTE-UN.TO	96145A101	6/14/2011	ELECT:	I	YES	FOR	FOR
M. DALLAS H. ROSS
MICHAEL KORENBERG
GORDON GIBSON
WILLIAM STINSON
JIM G. GARDINER

				APPOINT:	I	YES	FOR	FOR
KMPM LLP AS AUDITORS OF THE CORPORATION FOR THE ENSUING YEAR AND AUTHORIZING THE DIRECTORS TO FIX THEIR REMUNERATION

OVERSEAS SHIPHOLDING GROUP, INC.	OSG	690368105	6/7/2011	ELECT:	I	YES	FOR	FOR
MORTEN ARNTZEN
OUDI RECANATI
G. ALLEN ANDREAS III
ALAN R. BATKIN
THOMAS B., COLEMAN
CHARLES A. FRIBOURG
STANLEY KOMAROFF
SOLOMON N. MERKIN
JOEL I. PICKET
ARIEL RECANATI
THOMAS F. ROBARDS
JEAN-PAUL VETTIER
MICHAEL J. ZIMMERMAN

				RATIFY:	I	YES	FOR	FOR
PRICEWATERCOOPERS, LLP AS THE CORPORATION'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THEY YEAR 2011

				APPROVE:	I	YES	FOR	FOR
AN ADVISORY VOTE OF THE COMPENSATION PAID TO THE NAMED EXECUTIVE OFFICERS OF THE CORPORATION FOR 2010 AS DESCRIBED IN THE CORPORATION'S PROXY STATEMENT

				RECOMMEND:	I	3 YEAR	AGAINST	1 YEAR

AN ADVISORY VOTE WHETHER THE PREFERRED FREQUENCY OF FUTURE STOCKHOLDER ADVISORY VOTES ON THE COMPENSATION PAID TO THE NAMED EXECUTIVE OFFICERS AS DESCRIBED IN THE CORPORATION'S PROXY STATEMENT SHOULD BE EVERY 1,2 OR 3 YEARS

TEEKAY TANKERS LTD.	TNK	Y8565N102	6/10/2011	ELECT:	I	YES	FOR	FOR
C. SEAN DAY
BJORN MOLLER
PETER EVENSEN
RICHARD T. DU MOULIN
RICHARD J.F. BRONKS
WILLIAM LAWES

SAFE BULKERS, INC.	SB	Y7388L103	6/27/2011	ELECT:	I	YES	FOR	FOR
K. ADAMOPOULOS
FRANK SICA

				RATIFY:	I	YES	FOR	FOR
APPOINTMENT OF DELOITTE, HADJIPAVLOU, SOFIANOS & CAMBANIS S.A. AS THE COMPANY'S INDEPENDENT AUDITORS FOR THE YE DECEMBER 31, 2011

COPANO ENERGY, L.L.C.	CPNO	217202100	5/18/2011	ELECT:	I	YES	FOR	FOR
JAMES G. CRUMP
ERNIE L. DANNER
SCOTT A. GRIFFITHS
MICHAEL L. JOHNSON
MICHAEL G. MACDOUGALL
R. BRUCE NORTHCUTT
T. WILLIAM PORTER
WILLIAM L. THACKER

				RATIFY:	I	YES	FOR	FOR
DELOITTE & TOUCHE LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2011

				APPROVE:	I	YES	FOR	FOR
AMENDMENT TO THE COMPANY'S LONG-TERM INCENTIVE PLAN TO INCREASE THE NUMBER OF COMMON UNITS FROM 5,000,000 TO 6,200,000

				APPROVE:	I	YES	FOR	FOR
AMENDMENT TO THE COMPANY'S LONG-TERM INCENTIVE PLAN TO EXTEND THE TERM OF THE PLAN FROM NOVEMBER 15, 2014 TO NOVEMBER 15, 2019

				VOTE:	I	YES	FOR	FOR
ON THE COMPENSATION PHILOSOPHY, POLICIES AND PROCEDURES AND THE EXECUTIVE COMPENSATION DISCLOSED IN THIS PROXY STATEMENT.

				VOTE:	I	3 YEAR	AGAINST	1 YEAR
ON THE FREQUENCY OF THE ADVISORY VOTE ON EXECUTIVE COMPENSATION